GAAP to Non-GAAP Reconciliation - Reconciliation between GAAP and non-GAAP results (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation [Abstract]
Net Income (Loss)	$ (501)	$ (6,281)	$ (55,743)	$ (49,527)	$ (43,000)
Interest income	899	1,709	4,877	6,726
Interest expense	(1,314)	(1,304)	(5,256)	(5,167)
Taxes	0	0	0	0
Depreciation & Amortization	2,237	1,769	8,419	5,352
EBITDA	2,151	(4,917)	(46,945)	(45,734)
Share-based compensation expense	8,555	5,872	30,603	17,352
Acquisition-related costs		1,674	1,873	3,996
Restructuring Charges	0	0	964
Customer credit loss	0	0	2,147	0
Litigation costs	399	0	399	0
Adjusted EBITDA	$ 11,105	$ 2,629	$ (10,959)	$ (24,386)